Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Results of Operations and Total Assets
December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2009
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$866,589	$315,469	$-
Provision for loan losses	623,532	782,275	-
Non-interest income	666,779	30,231	-
Amortization of intangibles	5,031	3,641	-
Depreciation expense	37,680	10,811	(22)
Loss on early extinguishment of debt	1,959	-	-
Other operating expenses	708,207	299,726	(3)
Income tax benefit	(1,308)	(24,896)	11
Net income (loss)	$158,267	$(725,857)	$14
Segment assets	$23,611,755	$10,846,748	$(40,150)

December 31, 2009
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,182,058	$(81,817)	$1,012	$1,101,253
Provision for loan losses	1,405,807	-	-	1,405,807
Non-interest income	697,010	337,182	(137,691)	896,501
Amortization of intangibles	8,672	810	-	9,482
Depreciation expense	48,469	15,982	-	64,451
Loss (gain) on early extinguishment of debt	1,959	(78,337)	(1,922)	(78,300)
Other operating expenses	1,007,930	281,938	(131,305)	1,158,563
Income tax (benefit) expense	(26,193)	17,295	596	(8,302)
Net (loss) income	$(567,576)	$17,677	$(4,048)	$(553,947)
Segment assets	$34,418,353	$5,546,045	$(5,228,073)	$34,736,325

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2009
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$299,668	$554,677	$11,716	$528	$866,589
Provision for loan losses	427,501	196,031	-	-	623,532
Non-interest income	159,242	407,527	100,698	(688)	666,779
Amortization of intangibles	162	4,177	692	-	5,031
Depreciation expense	16,187	20,237	1,256	-	37,680
Loss on early extinguishment of debt	1,959	-	-	-	1,959
Other operating expenses	211,933	434,337	62,211	(274)	708,207
Income tax (benefit) expense	(105,470)	87,281	16,831	50	(1,308)
Net (loss) income	$(93,362)	$220,141	$31,424	$64	$158,267
Segment assets	$9,679,767	$17,285,538	$467,645	$(3,821,195)	$23,611,755

December 31, 2011
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

December 31, 2009
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$303,700	$10,593	$1,176	$315,469
Provision for loan losses	641,668	140,607	-	782,275
Non-interest income (loss)	70,059	(39,706)	(122)	30,231
Amortization of intangibles	3,641	-	-	3,641
Depreciation expense	9,627	1,184	-	10,811
Other operating expenses	283,113	16,610	3	299,726
Income tax benefit	(7,665)	(17,231)	-	(24,896)
Net loss	$(556,625)	$(170,283)	$1,051	$(725,857)
Segment assets	$11,478,201	$560,885	$(1,192,338)	$10,846,748

Geographic Information
Geographic Information

(In thousands)	2011	2010	2009
Revenues:[1]
Puerto Rico	$1,551,518	$2,138,629	$1,566,081
United States	347,460	339,664	306,667
Other	93,291	104,765	125,006
Total consolidated revenues from continuing operations	$1,992,269	$2,583,058	$1,997,754

Schedule Of Selected Balance Sheet Information By Geographical Area Table [Text Block]
Selected Balance Sheet Information
(In thousands)	2011	2010	2009
Puerto Rico
Total assets	$27,410,644	$28,556,279	$22,480,832
Loans	18,594,751	18,729,654	14,176,793
Deposits	20,696,606	19,149,753	16,634,123
United States
Total assets	$8,708,709	$9,087,737	$11,033,114
Loans	5,845,359	6,978,007	8,825,559
Deposits	6,151,959	6,566,710	8,242,604
Other
Total assets	$1,229,079	$1,170,982	$1,222,379
Loans	874,282	751,194	801,557
Deposits [1]	1,093,562	1,045,737	1,048,167
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.